07.31 Fidelity SAI Small-Mid Cap 500 Index Fund PRO-04 | Fidelity® SAI Small-Mid Cap 500 Index Fund
Fund Summary Fund:<br/>Fidelity® SAI Small-Mid Cap 500 Index Fund
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of small- to mid-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® SAI Small-Mid Cap 500 Index Fund}	07.31 Fidelity SAI Small-Mid Cap 500 Index Fund PRO-04 Fidelity® SAI Small-Mid Cap 500 Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® SAI Small-Mid Cap 500 Index Fund}	07.31 Fidelity SAI Small-Mid Cap 500 Index Fund PRO-04 Fidelity® SAI Small-Mid Cap 500 Index Fund Fidelity SAI Small-Mid Cap 500 Index Fund-Default
Management fee	0.11%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.23%
Fee waiver and/or expense reimbursement	0.13%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.10%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup prior reimbursed expenses up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® SAI Small-Mid Cap 500 Index Fund}	07.31 Fidelity SAI Small-Mid Cap 500 Index Fund PRO-04 Fidelity® SAI Small-Mid Cap 500 Index Fund Fidelity SAI Small-Mid Cap 500 Index Fund-Default USD ($)
1 year	$ 10
3 years	59
5 years	114
10 years	$ 278

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Russell SMID 500 Index. Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	6.69%	December 31, 2017
Lowest Quarter Return	1.81%	June 30, 2017
Year-to-Date Return	3.68%	June 30, 2018

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity® SAI Small-Mid Cap 500 Index Fund} - 07.31 Fidelity SAI Small-Mid Cap 500 Index Fund PRO-04 - Fidelity® SAI Small-Mid Cap 500 Index Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity SAI Small-Mid Cap 500 Index Fund-Default			Aug. 12, 2015
Fidelity SAI Small-Mid Cap 500 Index Fund-Default | Return Before Taxes	18.40%	10.58%
Fidelity SAI Small-Mid Cap 500 Index Fund-Default | After Taxes on Distributions	17.77%	10.04%	Aug. 12, 2015
Fidelity SAI Small-Mid Cap 500 Index Fund-Default | After Taxes on Distributions and Sales	10.65%	8.03%	Aug. 12, 2015
Russell SMID 500 Index(reflects no deduction for fees, expenses, or taxes)	18.57%	10.68%
[1]	From August 12, 2015